Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2019	Jun. 06, 2018
Percentage of ownership		12.00%
Successor [Member]
Rental income to be paid on leases	$ 25,500,000
Mubadarah Group Entities [Member] | Successor [Member]
Rental income to be paid on leases	59,000
Due from related party	$ 25,516
Percentage of ownership	21.60%
Business Solutions LLC [Member] | Successor [Member] | Prime Business Solutions LLC [Member]
Percentage of ownership	100.00%